SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Notional amount	$ 3,466	$ 1,870
Fair value of hedging option	65	12
Restricted cash balance	$ 350	$ 350